PENSION AND OTHER POSTRETIREMENT BENEFITS - Funded Status of the Plan (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
ADPP
Funded status of the plans
Net pension benefit obligation remaining underfunded amount		$ 57.0
U.S.
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation in excess of plan assets	$ 263.0	1,470.0
Fair value of plan assets	59.0	1,200.0
Pension plans with accumulated benefit obligations in excess of plan assets
Accumulated benefit obligations	237.0	1,020.0
Fair value of plan assets	59.0	792.0
U.S.
Funded status of the plans
Other accrued liabilities	(7.5)	(65.1)
Long-term retirement benefits and other liabilities	(68.2)	(67.8)
Plan assets less than benefit obligations	$ (75.7)	$ (132.9)
Weighted-average assumptions used to determine year-end benefit obligations
Discount rate (as a percent)	2.93%	3.72%
International
Funded status of the plans
Other assets	$ 50.8	$ 12.6
Other accrued liabilities	(2.4)	(2.0)
Long-term retirement benefits and other liabilities	(125.7)	(134.6)
Plan assets less than benefit obligations	$ (77.3)	$ (124.0)
Weighted-average assumptions used to determine year-end benefit obligations
Discount rate (as a percent)	1.66%	2.39%
Compensation rate increase	2.21%	2.23%